RESTRICTIONS ON CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2015
Restriction On Cash and Due From Banks [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS

NOTE 3 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Banks are required to maintain reserve funds in cash or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2015 and 2014 were $482,000 and $308,000, respectively, and is included in cash and cash equivalents in the consolidated balance sheets.